PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) shares in Thousands, $ in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 CAD ($)
Preferred limited partners' equity
Disclosure of classes of share capital [line items]
Dividends paid		$ 9	$ 10	$ 20	$ 20
Series 7 (C$175)
Disclosure of classes of share capital [line items]
Carrying value						$ 175
Series 7 (C$175) | Brookfield Renewable
Disclosure of classes of share capital [line items]
Carrying value						$ 175
Class A Preferred Limited Partnership Units
Disclosure of classes of share capital [line items]
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares) | shares		0	0	0	0